UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07044
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/25
ITEM 1 - Reports to Stockholders
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Initial Shares
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$34	0.67%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$385	46	13.72%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Information Technology
35.5%
Financials
16.4%
Industrials
13.8%
Health Care
11.6%
Consumer Staples
6.9%
Consumer Discretionary
4.8%
Communication Services
3.7%
Utilities
3.5%
Materials
3.0%
Investment Companies
0.9%
Net Other Assets and Liabilities
-0.1%

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0111SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2025
Service Shares
This semi-annual shareholder report contains important information about BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.92%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$385	46	13.72%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 6/30/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0423SA0625
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2025

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.2%
Banks — 5.7%
First Horizon Corp.	282,620	5,991,544
JPMorgan Chase & Co.	54,529	15,808,502
		21,800,046
Capital Goods — 10.7%
AECOM	51,592	5,822,674
GE Vernova, Inc.	13,358	7,068,386
Hubbell, Inc.	16,450	6,718,345
Ingersoll Rand, Inc.	91,024	7,571,376
Johnson Controls International PLC	61,112	6,454,649
Trane Technologies PLC	17,078	7,470,088
		41,105,518
Commercial & Professional Services — 3.2%
Veralto Corp.	55,510	5,603,735
Waste Management, Inc.	28,682	6,563,015
		12,166,750
Consumer Discretionary Distribution & Retail — 4.8%
Amazon.com, Inc. (a)	83,277	18,270,141
Consumer Staples Distribution & Retail — 4.9%
Costco Wholesale Corp.	12,160	12,037,670
Walmart, Inc.	70,833	6,926,051
		18,963,721
Financial Services — 6.6%
CME Group, Inc.	22,405	6,175,266
Mastercard, Inc., Cl. A	15,525	8,724,119
The Goldman Sachs Group, Inc.	14,719	10,417,372
		25,316,757
Food, Beverage & Tobacco — .9%
Darling Ingredients, Inc. (a)	91,893	3,486,420
Health Care Equipment & Services — 5.9%
Alcon AG	63,823	5,634,294
Boston Scientific Corp. (a)	83,337	8,951,227
Dexcom, Inc. (a)	57,409	5,011,232
UnitedHealth Group, Inc.	10,362	3,232,633
		22,829,386
Household & Personal Products — 1.0%
The Estee Lauder Companies, Inc., Cl. A	48,801	3,943,121
Insurance — 4.2%
Aon PLC, Cl. A	15,785	5,631,456
Assurant, Inc.	25,430	5,022,171
RenaissanceRe Holdings Ltd.	22,081	5,363,475
		16,017,102
Materials — 3.0%
Crown Holdings, Inc.	39,464	4,064,003
International Paper Co.	67,605	3,165,942
Linde PLC	9,482	4,448,765
		11,678,710
Media & Entertainment — 3.7%
Alphabet, Inc., Cl. A	80,993	14,273,396
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
AbbVie, Inc.	30,810	5,718,952
Bristol-Myers Squibb Co.	94,227	4,361,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.6% (continued)
Danaher Corp.	28,287	5,587,814
Zoetis, Inc.	38,769	6,046,026
		21,714,560
Semiconductors & Semiconductor Equipment — 12.9%
Broadcom, Inc.	17,952	4,948,469
Micron Technology, Inc.	54,331	6,696,296
NVIDIA Corp.	240,493	37,995,489
		49,640,254
Software & Services — 15.4%
Bentley Systems, Inc., Cl. B	77,047	4,158,227
Intuit, Inc.	15,134	11,919,992
Microsoft Corp.	65,043	32,353,039
ServiceNow, Inc. (a)	6,112	6,283,625
Synopsys, Inc. (a)	8,974	4,600,790
		59,315,673
Technology Hardware & Equipment — 7.2%
Apple, Inc.	110,167	22,602,963
TE Connectivity PLC	29,723	5,013,379
		27,616,342
Utilities — 3.5%
Constellation Energy Corp.	25,116	8,106,440
NextEra Energy, Inc.	77,436	5,375,607
		13,482,047
Total Common Stocks (cost $217,889,015)		381,619,944

	1-Day Yield (%)
Investment Companies — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $3,511,402)	4.47	3,511,402	3,511,402
Total Investments (cost $221,400,417)		100.1%	385,131,346
Liabilities, Less Cash and Receivables		(.1%)	(261,176)
Net Assets		100.0%	384,870,170

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 6/30/2025	Dividends/ Distributions ($)
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	4,777,420	17,494,966	(18,760,984)	3,511,402	88,540

†	Includes reinvested dividends/distributions.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	217,889,015	381,619,944
Affiliated issuers	3,511,402	3,511,402
Dividends receivable		98,137
Receivable for shares of Common Stock subscribed		70,574
Tax reclaim receivable—Note 1(b)		4,306
Prepaid expenses		6,452
		385,310,815
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		212,211
Payable for shares of Common Stock redeemed		158,918
Directors’ fees and expenses payable		1,941
Other accrued expenses		67,575
		440,645
Net Assets ($)		384,870,170
Composition of Net Assets ($):
Paid-in capital		207,232,622
Total distributable earnings (loss)		177,637,548
Net Assets ($)		384,870,170

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	314,157,575	70,712,595
Shares Outstanding	5,893,786	1,356,813
Net Asset Value Per Share ($)	53.30	52.12
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,230 foreign taxes withheld at source):
Unaffiliated issuers	1,686,900
Affiliated issuers	88,540
Interest	25
Total Income	1,775,465
Expenses:
Management fee—Note 3(a)	1,083,726
Distribution Plan fees—Note 3(b)	80,722
Professional fees	57,838
Chief Compliance Officer fees—Note 3(c)	15,701
Prospectus and shareholders’ reports	13,397
Directors’ fees and expenses—Note 3(d)	7,728
Shareholder and regulatory reports service fees—Note 3(c)	6,167
Loan commitment fees—Note 2	4,437
Shareholder servicing costs—Note 3(c)	3,454
Custodian fees—Note 3(c)	2,552
Miscellaneous	10,949
Total Expenses	1,286,671
Less—reduction in fees due to earnings credits—Note 3(c)	(252)
Net Expenses	1,286,419
Net Investment Income	489,046
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	13,454,242
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,494,389
Net Realized and Unrealized Gain (Loss) on Investments	19,948,631
Net Increase in Net Assets Resulting from Operations	20,437,677
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations ($):
Net investment income	489,046	842,762
Net realized gain (loss) on investments	13,454,242	31,264,283
Net change in unrealized appreciation (depreciation) on investments	6,494,389	44,490,498
Net Increase (Decrease) in Net Assets Resulting from Operations	20,437,677	76,597,543
Distributions ($):
Distributions to shareholders:
Initial Shares	(26,378,416)	(3,516,846)
Service Shares	(5,721,682)	(533,192)
Total Distributions	(32,100,098)	(4,050,038)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	4,990,510	9,697,950
Service Shares	6,512,145	14,477,115
Distributions reinvested:
Initial Shares	26,378,416	3,516,846
Service Shares	5,721,682	533,192
Cost of shares redeemed:
Initial Shares	(17,996,763)	(35,369,754)
Service Shares	(4,700,842)	(5,395,769)
Increase (Decrease) in Net Assets from Capital Stock Transactions	20,905,148	(12,540,420)
Total Increase (Decrease) in Net Assets	9,242,727	60,007,085
Net Assets ($):
Beginning of Period	375,627,443	315,620,358
End of Period	384,870,170	375,627,443
Capital Share Transactions (Shares):
Initial Shares
Shares sold	94,552	185,057
Shares issued for distributions reinvested	551,389	70,478
Shares redeemed	(345,369)	(688,329)
Net Increase (Decrease) in Shares Outstanding	300,572	(432,794)
Service Shares
Shares sold	128,902	282,663
Shares issued for distributions reinvested	122,258	10,897
Shares redeemed	(93,538)	(104,902)
Net Increase (Decrease) in Shares Outstanding	157,622	188,658
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Initial Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	55.51	44.99	41.73	58.08	47.24	39.30
Investment Operations:
Net investment income(a)	.08	.14	.27	.33	.24	.39
Net realized and unrealized gain (loss) on investments	2.52	10.98	8.65	(12.99)	12.17	8.47
Total from Investment Operations	2.60	11.12	8.92	(12.66)	12.41	8.86
Distributions:
Dividends from net investment income	(.15 )	(.27 )	(.33 )	(.25 )	(.40 )	(.44 )
Dividends from net realized gain on investments	(4.66)	(.33 )	(5.33)	(3.44)	(1.17)	(.48 )
Total Distributions	(4.81)	(.60 )	(5.66)	(3.69)	(1.57)	(.92 )
Net asset value, end of period	53.30	55.51	44.99	41.73	58.08	47.24
Total Return (%)	5.66 (b)	24.89	23.82	(22.87)	27.00	24.14
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67 (c)	.67	.67	.68	.67	.68
Ratio of net expenses to average net assets	.67 (c),(d)	.67 (d)	.67 (d)	.68 (d)	.67	.68
Ratio of net investment income to average net assets	.32 (c),(d)	.28 (d)	.66 (d)	.71 (d)	.46	.97
Portfolio Turnover Rate	13.72 (b)	25.32	35.09	28.92	13.23	24.81
Net Assets, end of period ($ x 1,000)	314,158	310,474	271,082	234,377	328,328	277,555

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
Service Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	54.33	44.07	41.00	57.15	46.54	38.71
Investment Operations:
Net investment income(a)	.02	.01	.17	.21	.10	.29
Net realized and unrealized gain (loss) on investments	2.46	10.77	8.47	(12.78)	11.99	8.38
Total from Investment Operations	2.48	10.78	8.64	(12.57)	12.09	8.67
Distributions:
Dividends from net investment income	(.03 )	(.19 )	(.24 )	(.14 )	(.31 )	(.36 )
Dividends from net realized gain on investments	(4.66)	(.33 )	(5.33)	(3.44)	(1.17)	(.48 )
Total Distributions	(4.69)	(.52 )	(5.57)	(3.58)	(1.48)	(.84 )
Net asset value, end of period	52.12	54.33	44.07	41.00	57.15	46.54
Total Return (%)	5.55 (b)	24.58	23.50	(23.06)	26.68	23.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92 (c)	.92	.92	.93	.92	.93
Ratio of net expenses to average net assets	.92 (c),(d)	.92 (d)	.92 (d)	.93 (d)	.92	.93
Ratio of net investment income to average net assets	.07 (c),(d)	.03 (d)	.41 (d)	.46 (d)	.20	.72
Portfolio Turnover Rate	13.72 (b)	25.32	35.09	28.92	13.23	24.81
Net Assets, end of period ($ x 1,000)	70,713	65,153	44,539	27,271	30,211	18,139

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at One Boston Place, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 150 million shares of $.001 par value of Common Stock in each of the following classes of shares: Initial and Service. Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	381,619,944	—	—	381,619,944
Investment Companies	3,511,402	—	—	3,511,402
	385,131,346	—	—	385,131,346

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates Environmental, Social, and Governance (“ESG”) data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may include qualitative and/or quantitative measures, and consideration of the data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended June 30, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2024 were as follows: ordinary income $1,801,574 and long-term capital gains $2,248,464. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2025 through May 1, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of neither class of fund shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .70% of the value of the fund’s average daily net assets. On or after May 1, 2026, the Adviser may terminate this expense limitation agreement at any time. During the period ended June 30, 2025, there was no expense reimbursement pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2025, Service shares were charged $80,722 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
shareholder accounts. During the period ended June 30, 2025, Initial shares were charged $2,225 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2025, the fund was charged $682 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $252.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2025, the fund was charged $2,552 pursuant to the custody agreement.
During the period ended June 30, 2025, the fund was charged $15,701 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2025, the Custodian was compensated $6,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $184,620, Distribution Plan fees of $14,084, Shareholder Services Plan fees of $1,000, Custodian fees of $1,731, Chief Compliance Officer fees of $4,382, Transfer Agent fees of $227 and Shareholder and regulatory reports service fees of $6,167.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2025, amounted to $50,004,227 and $59,295,675, respectively.
At June 30, 2025, accumulated net unrealized appreciation on investments was $163,730,929, consisting of $174,979,625 gross unrealized appreciation and $11,248,696 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $23,429.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0111NCSRSA0625

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 11, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 8, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)